Stockholders' Equity	9 Months Ended
Sep. 30, 2016
Equity [Abstract]
Stockholders' Equity

Note 7. Stockholders’ Equity

Convertible Preferred Stock

The Company is authorized to issue 10,000,000 shares of Preferred Stock.

The Company issued a total of 10,000 Series A Convertible Preferred Stock under the 2015 Sabby Purchase Agreement, with a par value of $0.001 and a stated value of $1,000 per share. The Series A Convertible Preferred Stock did not have an expiration date and were not redeemable at the option of the holders. During the three months ended March 31, 2016 and June 30, 2016, the holders of the Series A Convertible Preferred Stock converted 1,665 and 555, respectively, shares of Series A Convertible Preferred Stock resulting in the issuance of 900,000 and 300,000 shares of Common Stock, respectively. Under the 2016 Sabby Purchase Agreement, the remaining 7,780 shares of Series A Convertible Preferred Stock were repurchased.

The Company has issued a total of 13,780 Series B Convertible Preferred Stock under the 2016 Sabby Purchase Agreement, with a par value of $0.001 and a stated value of $1,000 per share. Under the terms of the Series B Convertible Preferred Stock, in no event shall shares of Common stock be issued to Sabby upon conversion of the Series B Convertible Preferred Stock to the extent such issuance of shares of Common Stock would result in Sabby having ownership in excess of 4.99%. The Series B Convertible Preferred Stock do not have an expiration date and are not redeemable at the option of the holders. In connection with each close of the Series B Convertible Preferred Stock, the Company was obligated to repurchase the remaining outstanding Series A Convertible Preferred Stock at the original issuance price. In addition, the exercise price of the existing Series D Warrants originally issued in conjunction with the 2015 Sabby Purchase Agreement was reduced from $2.46 to $1.75 per share on the effective date of the 2016 Sabby Purchase Agreement.

The Company has recognized the repurchase of the Series A Convertible Preferred Stock as an extinguishment of the Series A Convertible Preferred Stock. The Company compared the fair value of the Series B Convertible Preferred Stock immediately after the two close dates under the 2016 Sabby Purchase Agreement to the carrying value of the Series A Convertible Preferred Stock immediately prior to the two close dates under the 2016 Sabby Purchase Agreement. The Company recorded the excess of the aggregate fair value of the Series B Convertible Preferred Stock, $3.4 million, as a loss on extinguishment. In addition, the Company estimated the effect of modifying the exercise price on the existing Series D warrants to be $203 thousand. The Company therefore recorded a total of $3.7 million extinguishment loss to net loss applicable to common stockholders.

Stock Option Plan

The Company has adopted the 1999 Incentive Stock Plan, the 2010 Equity Incentive Plan, and the 2014 Equity Incentive Plan (together, the “Plans”). The 1999 Incentive Stock Plan expired in 2009, and the 2010 Equity Incentive Plan has been closed to new issuances. Therefore, the Company may issue options to purchase shares of common stock to employees, directors, and consultants only under the 2014 Equity Incentive Plan. Options granted under the 2014 Plan may be incentive stock options (“ISOs”) or nonqualified stock options (“NSOs”). ISOs may be granted only to Company employees and directors. NSOs may be granted to employees, directors, advisors, and consultants. The Board of Directors has the authority to determine to whom options will be granted, the number of options, the term, and the exercise price.

Options are to be granted at an exercise price not less than fair value for an ISO or 85% of fair value for an NSO. For individuals holding more than 10% of the voting rights of all classes of stock, the exercise price of an option will not be less than 110% of fair value. The vesting period is normally monthly over a period of 4 years from the vesting date. The contractual term of an option is no longer than 5 years for ISOs for which the grantee owns greater than 10% of the voting power of all classes of stock and no longer than ten years for all other options.

The Company recognized stock-based compensation expense related to options granted to employees for the nine months ended September 30, 2016 and 2015 of $560 thousand and $746 thousand, respectively. The compensation expense is allocated on a departmental basis, based on the classification of the option holder. No income tax benefits have been recognized in the statements of operations for stock-based compensation arrangements as of September 30, 2016 and September 30, 2015.

Stock compensation expense (in thousands) was allocated between departments as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Research & Development	$41	$27	$116	$99
Sales & Marketing	11	17	22	51
General & Administrative	154	100	422	596

Total	$206	$144	$560	$746

The fair value of an equity award granted to a non-employee generally is determined in the same manner as an equity award granted to an employee. In most cases, the fair value of the equity securities granted is more reliably determinable than the fair value of the goods or services received. Stock-based compensation related to its grant of options to non-employees has not been material to date.

2014 Employee Stock Purchase Plan

Our Board of Directors and stockholders have adopted the 2014 Employee Stock Purchase Plan, or the ESPP. The ESPP has become effective, and our Board of Directors will implement commencement of offers thereunder in its discretion. A total of 139,839 shares of our Common Stock has been made available for sale under the ESPP. In addition, our ESPP provides for annual increases in the number of shares available for issuance under the plan on the first day of each year beginning in the year following the initial date that our Board of Directors authorizes commencement, equal to the least of:

•	1.0% of the outstanding shares of our Common Stock on the first day of such year; 279,680 shares; or

•	such amount as determined by our Board of Directors.

As of September 30, 2016 there were no purchases by employees under this plan.

Series D Warrants

As part of the 2015 Sabby Purchase Agreement, the Company previously issued 2,810,811 Series D Warrants, with an exercise price of $2.46, which the exercise price of 2,702,704 Series D Warrants were subsequently amended to $1.75 per share and a term of five years expiring on October 15, 2020. The exercise price of the remaining 108,108 Series D Warrants issued to Maxim LLC, as placement agent, was $2.46, and are exercisable beginning on April 15, 2016 and through and including October 15, 2020. The Company’s Series D Warrants contain standard anti-dilution provisions for stock dividends, stock splits, subdivisions, combinations and similar types of recapitalization events. They also contain a cashless exercise feature that provides for their net share settlement at the option of the holder in the event that there is no effective registration statement covering the continuous offer and sale of the warrants and underlying shares. The Company is required to comply with certain requirement to cause or maintain the effectiveness of a registration statement for the offer and sale of these securities. The Series D Warrant agreement further provides for the payment of liquidated damages at an amount per month equal to 1% of the aggregate VWAP of the shares into which each Series D Warrant is convertible into in the event that the Company is unable to maintain the effectiveness of a registration statement as described herein. The Company evaluated the registration payment arrangement stipulated in the terms of this securities agreement and determined that it is probable that the Company will maintain an effective registration statement and has therefore not allocated any portion of the proceeds to the registration payment arrangement. The Series D Warrant agreement specifically provides that under no circumstances will the Company be required to settle any Series D Warrant exercise for cash, whether by net settlement or otherwise.

As part of the 2016 Sabby Purchase Agreement, the Company issued to Maxim LLC, as its placement agent, 120,000 Series D Warrants, with an exercise price of $1.75 and a term of five years expiring in July and September of 2021.

Accounting Treatment

The Company accounts for the Series D Warrants in accordance with the guidance in ASC 815 Derivatives and Hedging. As indicated above, the Company is not required under any circumstance to settle any Series D Warrant exercise for cash. The Company has therefore classified the value of the Series D Warrants as permanent equity.

Other Common Stock Warrants

As of September 30, 2016, the Company had 480147 Common Stock warrants outstanding originally issued in conjunction with the 2010/2012 convertible notes, with an exercise price of $4.87 and a term of 10 years expiring in November 2024. The Company also has outstanding 9,259 Common Stock warrants issued in 2009, with an exercise price of $21.60 and a term of 10 years, expiring in January 2019 and 82,500 Common Stock warrants issued to the underwriter in our IPO, with an exercise price of 7.14 and a term of 10 years, expiring in November 2024.